Analysis of performance by segment - Segment results (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Other income and expenditure:
Interest payable on core structural borrowings		$ (164)	$ (153)
Adjusted operating profit		1,571	1,286
Short-term fluctuations in investment returns on shareholder-backed business		(212)	(418)
Amortisation of acquisition accounting adjustments		(2)	(2)
(Loss) gain attaching to corporate transactions		(94)
Profit before tax attributable to shareholders' returns		1,263	866
Tax charge attributable to shareholders' returns		(193)	(244)
Profit from continuing operations		1,070	622	[1],[2]
Loss from discontinued US operations	[3]	(5,707)	(88)	[1]
(Loss) profit for the period		(4,637)	534
Attributable to:
Equity holders of the Company From continuing operations		1,063	600
Equity holders of the Company From discontinued US operations		(5,073)	(88)
Profit (loss) attributable to equity holders of the company		(4,010)	512
Non-controlling interests from continuing operations		7	22
Non-controlling interests from discontinued US operations		(634)
Profit (loss) attributable to non-controlling interests		(627)	22
(Loss) profit for the period		$ (4,637)	$ 534
Basic earnings per share
Based on adjusted operating profit, net of tax and non-controlling interest, from continuing operations		$ 0.516	$ 0.381
Based on profit from continuing operations (in USD per share)		0.409	0.231
Based on loss from discontinued US operations, net of non-controlling interest		$ (1.951)	$ (0.034)
Operating segments
Other income and expenditure:
Short-term fluctuations in investment returns on shareholder-backed business		$ (208)	$ (448)
Tax charge attributable to shareholders' returns		(200)	(231)
Profit from continuing operations		1,521	1,048
Operating segments | China JV
Other income and expenditure:
Adjusted operating profit		139	101
Profit from continuing operations		148	57
Operating segments | Hong Kong
Other income and expenditure:
Adjusted operating profit		460	412
Tax charge attributable to shareholders' returns		(16)	(16)
Profit from continuing operations		441	108
Operating segments | Indonesia
Other income and expenditure:
Adjusted operating profit		225	249
Tax charge attributable to shareholders' returns		(45)	(61)
Profit from continuing operations		179	184
Operating segments | Malaysia
Other income and expenditure:
Adjusted operating profit		184	158
Tax charge attributable to shareholders' returns		(28)	(37)
Profit from continuing operations		135	135
Operating segments | Singapore
Other income and expenditure:
Adjusted operating profit		320	262
Tax charge attributable to shareholders' returns		(23)	(47)
Profit from continuing operations		141	246
Operating segments | Growth markets and other
Other income and expenditure:
Adjusted operating profit		479	404
Tax charge attributable to shareholders' returns		(73)	(53)
Profit from continuing operations		330	192
Other items		167	104
Operating segments | Eastspring
Other income and expenditure:
Adjusted operating profit		162	143
Tax charge attributable to shareholders' returns		(15)	(17)
Profit from continuing operations		147	126
Material reconciling items
Other income and expenditure:
Investment return and other income			8
Interest payable on core structural borrowings		(164)	(153)
Corporate expenditure		(157)	(201)
Total other income and expenditure		(321)	(346)
Restructuring and IFRS 17 implementation costs		(77)	(97)
Material reconciling items | Insurance and asset management operations
Other income and expenditure:
Restructuring and IFRS 17 implementation costs		$ (33)	$ (33)

[1]	The 2020 comparative results have been re-presented from those previously published to reflect the Group’s US operations as discontinued operations in half year 2021 (as described in note A1).
[2]	The half year 2020 comparative results have been re-presented from those previously published to reflect the Group’s US operations as discontinued operations in half year 2021 (as described in note A1).
[3]	Loss from discontinued US operations represents the aggregate of the post-tax results during the period and the remeasurement adjustment to the carrying value of the business to reflect its classification as held for distribution in half year 2021. The 2020 comparative results have been re-presented from those previously published accordingly (as described in note A1).